Related parties (Details) - shares		Dec. 31, 2018	Mar. 27, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of shares issued		60,483,447		60,596,219
Percentage of voting equity interests acquired		100.00%	100.00%
James F. Park [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	[1]	7,891,269
Percentage of voting equity interests acquired	[1]	13.05%
Gerald O'Shaughnessy [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	[2]	6,943,316
Percentage of voting equity interests acquired	[2]	11.48%
Manchester Financial Group, LP [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		5,246,296
Percentage of voting equity interests acquired		8.67%
Compass Group LLC [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	[3]	3,899,301
Percentage of voting equity interests acquired	[3]	6.45%
Renaissance technologies holding corp [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	[4]	3,527,000
Percentage of voting equity interests acquired	[4]	5.83%
Juan Cristobal Pavez [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	[5]	2,969,116
Percentage of voting equity interests acquired	[5]	4.91%
Other shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		30,007,149
Percentage of voting equity interests acquired		49.61%

[1]	Held by Energy Holdings, LLC, which is controlled by James F. Park. The number of common shares held by Mr. Park does not reflect the 1,533,927 common shares held as of 31 December 2018 in the Company´s employee benefit trust and to which Mr. Park has voting power. The information set forth above and listed in the table is based solely on the disclosure set forth in Mr. Park’s most recent Schedule 13G filed with the SEC on 13 February 2019.
[2]	Held by Mr. O’Shaughnessy directly and indirectly through GP Investments LLP, GPK Holdings, The Globe Resources Group, Inc., and other investment vehicles. The information set forth above and listed in the table is based solely on the disclosure set forth in Mr. O´Shaughnessy’s most recent Schedule 13G filed with the SEC on 13 February 2019.
[3]	The information set forth above and listed in the table is based solely on the disclosure set forth in Compass Group LLC’s most recent Schedule 13F filed with the SEC on 6 February 2019.
[4]	Beneficially owned by Renaissance Technologies Holdings Corporation and Renaissance Technologies LLC (jointly “Renaissance”). The in-formation set forth above and listed in the table is based solely on the disclosure set forth in Renaissance’s most recent Schedule 13G filed with the SEC on 12 February 2019.
[5]	Held through Socoservin Overseas Ltd, which is controlled by Juan Cristóbal Pavez. The common shares reflected as being held by Mr. Pavez include 91,312 common shares held by him personally.